CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 33-52310
REGISTRANT: SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or
(c) of this section would not have differed from that contained in the most recent registration statement or amendment, and

(2) The text of the most recent registration statement or amendment has been filed electronically.

Signatures

Separate Account Three of The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company of America have caused this Certification to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on February 16, 1996.

Separate Account Three of The Manufacturers
Life Insurance Company of America (Registrant)

By: The Manufacturers Life Insurance
     Company of America (Depositor)


By:  /s/ Donald A. Guloien
     ---------------------------------
     Donald A. Guloien, President

The Manufacturers Life Insurance Company of America


By:  /s/ Donald A. Guloien
     ----------------------------------
     Donald A. Guloien, President


Attest: /s/ Sheri L. Kocen
        -------------------------------
        Sheri L. Kocen